Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Stock Compensation Plans [Abstract]
Components of the ESOP shares
The following table represents the components of the ESOP shares at December 31, 2013 and 2012:

	2013	2012
Allocated shares	55,181	44,436
Unreleased shares	55,909	66,654
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands)	$906	$733

Status of Shares Under the RRP
A summary of the status of the shares under the RRP and Stock Incentive Plan as of December 31, 2013 and 2012 is as follows:

	2013		2012
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	8,894	$9.05	17,440	$9.05
Granted	26,150	16.20	--	--
Vested	(8,544)	9.05	(8,546)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	26,500	$16.11	8,894	$9.05

Option Activity Under the Option Plan
A summary of option activity under the Company’s Option Plan as of December 31, 2013 and 2012 and changes during the years ended December 31, 2013 and 2012 is as follows:

	2013			2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	107,570	$10.00	4.4	107,570	$10.00
Granted	77,000	16.20	9.4	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	--	--
Outstanding at the end of the period	184,570	$12.59	6.5	107,570	$10.00
Exercisable at the end of the period	106,665	$10.00	6.5	85,332	$10.00

Fair Value Estimated on Date of Grant Using Black-Scholes Option Pricing Model
The estimated fair value of the options granted in May 2008 was $2.01 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield                                                                               1.10%
Risk-free interest rate                                                                                    3.5%
Expected life of options                                                                                7.5 years
Expected stock-price volatility                                                                   19.45%

The estimated fair value of the options granted in May 2013 was $3.17 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield                                                                              1.23%
Risk-free interest rate                                                                                   5.0%
Expected life of options                                                                               5.0 years
Expected stock-price volatility                                                                  24.66%